Income taxes (Details 5) (USD $) In Millions	Dec. 31, 2010
U.S. state taxing jurisdictions
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	$ 718
Tax credit carryforwards	519
Valuation allowance on operating loss and Tax credit carryforwards	118
U.S. state taxing jurisdictions | 2016
Operating loss and Tax credit carryforwards
Tax credit carryforwards	26
U.S. state taxing jurisdictions | 2017
Operating loss and Tax credit carryforwards
Tax credit carryforwards
U.S. state taxing jurisdictions | 2018
Operating loss and Tax credit carryforwards
Tax credit carryforwards
U.S. state taxing jurisdictions | 2019
Operating loss and Tax credit carryforwards
Tax credit carryforwards	354
U.S. state taxing jurisdictions | 2020
Operating loss and Tax credit carryforwards
Tax credit carryforwards	130
U.S. state taxing jurisdictions | Unlimited
Operating loss and Tax credit carryforwards
Tax credit carryforwards	9
U.S. state taxing jurisdictions | Over the next ten years
Operating loss and Tax credit carryforwards
Tax credit carryforwards	100
Non-U.S. taxing jurisdictions
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	1,384
Valuation allowance on operating loss and Tax credit carryforwards	294
Non-U.S. taxing jurisdictions | 2011
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	1
Non-U.S. taxing jurisdictions | 2012
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	4
Non-U.S. taxing jurisdictions | 2013
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	10
Non-U.S. taxing jurisdictions | 2014
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	34
Non-U.S. taxing jurisdictions | 2015-2030
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	430
Non-U.S. taxing jurisdictions | Unlimited
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	$ 905